Working capital - Trade and other receivables (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,173	£ 2,152
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	2,173	2,152
Interest receivable	25	14
VAT recoverable and other prepaid taxes	132	124
Other receivables	141	211
Prepayments	202	157
Accrued income	21	20
Trade and other receivables	2,694	2,678
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	14	3
Other receivables	31	35
Prepayments	8	8
Accrued income	0	0
Trade and other receivables	£ 53	£ 46